Class A Common Stock Subject to Possible Redemption (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				$ 176,806,700
Issuance costs allocated to Class A common stock				(764,193)
Class A common stock subject to possible redemption		$ 13,332,597	$ 13,332,597		182,248,837
Class A common stock subject to possible redemption	$ 13,634,402		$ 13,634,402	182,248,837	13,332,597
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholder redemption realized gains in shares			16,737,241
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				180,415,000
Initial accretion of carrying value to redemption value				25,012,764
Subsequent accretion of carrying value to redemption value				29,687	2,177,762
Class A common stock subject to possible redemption		13,332,597	$ 13,332,597		$ 182,248,837
Stockholder redemption realized gains in shares					16,737,241
Stockholder redemption realized gains					$ (171,094,002)
Class A common stock subject to possible redemption				182,248,837	13,332,597
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				180,415,000
Issuance costs allocated to Class A common stock				(14,638,901)
Initial accretion of carrying value to redemption value				25,012,764
Subsequent accretion of carrying value to redemption value	160,482	141,323		29,687	2,177,762
Class A common stock subject to possible redemption	13,473,920	13,332,597	13,332,597		182,248,837
Stockholder redemption realized gains					171,094,002
Class A common stock subject to possible redemption	$ 13,634,402	$ 13,473,920	$ 13,634,402	182,248,837	$ 13,332,597
IPO [Member] | Redeemable Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants				(8,569,713)
IPO [Member] | Redeemable Warrants [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants				$ (8,569,713)